Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Components of Finance Receivables

The following table lists the components of the finance receivables as of December 31, 2013 and 2012:

As of December 31 (in thousands)	2013 EUR	2012 EUR

Finance receivables, gross	302,977	309,616
Unearned interest	(6,488)	(5,828)

Finance receivables, net	296,489	303,788
Current portion of finance receivables, gross	254,227	268,617
Current portion of unearned interest	(3,755)	(3,450)

Non-current portion of finance receivables, net	46,017	38,621

Finance Receivables Due for Payment
At December 31, 2013, the finance receivables due for payment in each of the next five years and thereafter are as follows:

(in thousands)	EUR

2014	254,227
2015	-
2016	6,150
2017	36,450
2018	6,150
Thereafter	-

Finance receivables, gross	302,977